Note 13 - Redeemable Non-controlling Interests (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 134,803	$ 139,592
Subordinate Non-controlling Interest Shares	3,400,000
Income (Loss) from Continuing Operations, Per Diluted Share	$ 1.75	$ 0.59	$ 0.54
Pro Forma [Member]
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.32
Redemption Amount [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 126,007	$ 137,357